DEPOSITS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 6 – DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	As of
	September 30, 2025	September 30, 2024

Deposit for acquisition of digital assets(1)	$2,993,619	$-
Refund for acquisition of an advertisement company(2)	552,205	-
Refund for marketing expenses(3)	2,500,000	-
Deposits	51,547	51,623
Other current assets, net	84,101	-
Less: allowance for expected credit loss	(101)	(540)
	$6,181,371	$51,083

(1)	On April 6, 2025, the Company entered into an agreement with a third party for an acquisition of digital assets. The Company paid $3,000,000 as a deposit.

(2)	On May 29, 2025, the Company entered into an agreement with a third party to acquire an advertising company and paid an initial deposit of $1,053,000 on June 25, 2025. On July 28, 2025, the parties mutually agreed to terminate the agreement and the third party agreed to provide a full refund of the deposit. As of September 30, 2025, $546,069 of the refund remained outstanding.

(3)	Please refer to (2) under Note 5 – Prepayment.

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	September 30, 2024

Balance at beginning of the year	$540	$56
Provision (reversal of)	(439)	484
Ending balance	$101	$540

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)